UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-06680

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                              BHIRUD FUNDS INC.

              (Exact name of registrant as specified in charter)

                          C/o Bhirud Associates, Inc.

                       6 Thorndal Circle, Suite 205,  Darien, CT 06820

               (Address of principal executive offices)(Zip code)

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                              SURESH L. BHIRUD

                          C/o Bhirud Associates, Inc.

                      6 Thorndal Circle, Suite 205, Darien, CT 06820

                   (Name and address of agent for service)

                                1-203-662-6659

              Registrant's telephone number, including area code

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Date of fiscal year end: July 31

Date of reporting period: October 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

	Apex Mid Cap Growth Fund
	Portfolio of Investments
	October 31, 2007 (Unaudited)

COMMON STOCKS
Shares		Value	% of Net Assets
Apparel & Other Finished Products of Fabrics & Similar Material
200	Under Amour, Inc. *	$12,450	3.91%

Biological Products, (No Diagnostic Substances)
400	Imclone Systems, Inc. *	17,260	5.42%

Cable & Other Pay Television Services
3,000	Tivo, Inc. *	21,390	6.71%

Computer Communications Equipment
1,000	Brocade Communciations Systems, Inc. *	9,510
200	F5 Networks, Inc. *	7,206
		16,716	5.25%

Crude Petroleum & Natural Gas
10,000	Cityview Corp. Ltd. *	3,300
200	GSV, Inc. *	40
		3,340	1.05%

Electronic Computers
100	Apple, Inc. *	18,995	5.96%

Household Audio & Video Equipment
170	VPGI Corp. *	102	0.03%

In Vitro & In Vivo Diagnostic Substances
3,000	Monogram Biosciences, Inc. *	4,590	1.44%

Natural Gas Transmission
200	El Paso Corp.	3,532	1.11%

Ordnanace & Accessories, (No Vehicles/Guided Missiles)
900	Taser International, Inc. *	14,985	4.70%

Pharmaceutical Preparations
200	Millennium Pharmaceutical, Inc. *	2,364
8	Vivus, Inc. *	40
		2,404	0.75%
Retail - Eating Places
300	Panera Bread Co. *	12,297	3.86%

Savings Institutions, Federally Chartered
300	E Trade Financial Corp. *	3,342	1.05%

Security Brokers, Dealers & Flotation Companies
116	JPC Capital Partners, Inc. *	3
300	Knight Capital Group, Inc. *	4,023
		4,026	1.26%

Semiconductors & Related Devices
300	Omnivision Technologies, Inc. *	6,645
12	Verigy Ltd. *	276
		6,921	2.17%

Services Business Sevices
12,000	CMGI, Inc. *	16,920	5.31%

Services Computer Processing & Data Preparation
200	Sohu Com, Inc. *	11,982	3.76%

Services Computer Programming
250	Divx, Inc. *	3,132
4,050	Napster, Inc. *	13,162
		16,294	5.11%

Services Computer Programming, Data Processing, Etc.
1,500	Sify Technologies Ltd. *	11,580	3.63%

Services Educational Services
40,000	Edulink, Inc. *	4	0.00%

Services Health Services
9,000	Diamond Hitts Production, Inc. *	1	0.00%

Services Prepackaged Software
1,000	Acclaim Entertainment, Inc. *	3
2,000	CDC Corp. *	14,760
640	Futuremedia PLC ADR *	237
		15,000	4.71%

Services Video Tape Rental
550	Netflix, Inc. *	14,558	4.57%

Telephone & Telegraph Apparatus
100	Ciena, Corp. *	4,786
500	Tellabs, Inc. *	4,405
200	TPC Liquidation, Inc. *	1
		9,192	2.88%

Telephone Communications (No Radiotelephone)
2	Hanarotelecom, Inc. *	19	0.01%

TOTAL COMMON STOCKS (Cost $402,765)		$237,900	74.65%

EXCHANGE TRADED FUNDS
300	Ultrashort Basic Materials Proshares	12,273
200	Ultrashort Financials Proshares	16,300
350	Ultrashort Oil & Gas Proshares	13,755
300	Ultrashort QQQ Proshares	10,212
240	Ultrashort Russell 2000 Proshares	14,926
300	Ultrashort S&P500 Proshares	14,865
		82,331	25.84%

TOTAL EXCHANGE TRADE FUNDS (Cost $86,568)		$82,331	25.84%

TOTAL INVESTMENTS (Cost $489,334)		$320,231	100.49%

LIABILITIES IN EXCESS OF OTHER ASSETS		-1,563	-0.49%

NET ASSETS		$318,668	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS
At October 31, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $489,334 amounted to $169,102, which consisted of aggregate gross unrealized appreciation of
$19,012 and aggregate gross unrealized depreciation of $188,115.

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 28, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: December 28, 2007